CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Consolidated Statements Of Operations
Revenue
Operating expense
Selling, general and administrative	2,392,276	2,885,845
Research and development	620,634	356,877
Total operating expense	3,012,910	3,242,722
Loss from operations	(3,012,910)	(3,242,722)
Other income (expense)
Interest expense	(193,151)	(30,325)
Interest expense - accretion of debt discount	(686,320)	(999,485)
Total other income (expense)	(879,471)	(1,029,810)
Net loss	$ (3,892,381)	$ (4,272,532)
Basic and Diluted Loss per Common Share	$ (0.16)	$ (0.19)
Weighted average number of common shares outstanding - basic and diluted	24,279,448	22,686,892